Commitments and Contingencies Capital Commitments - Investment commitments and Contingencies (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Contingencies
Investment commitments	¥ 20,200	¥ 25,610